Net financial result (Tables)	12 Months Ended
Dec. 31, 2022
Net financial result [Abstract]
Schedule of net financial result
	For the year ended December 31,
	2022	2021	2020
Financial revenues
Cash and cash equivalents interest	152	87	39
Monetary correction (assets)	227	93	299
Other financial revenues	15	8	5
Total financial revenues	394	188	343
Financial expenses
Cost of debt	(896)	(543)	(474)
Cost and discount of receivables	(97)	(51)	(31)
Monetary correction (liabilities)	(401)	(13)	(11)
Interest on leasing liabilities	(509)	(292)	(219)
Other financial expenses	(6)	(19)	(51)
Total financial expenses	(1,909)	(918)	(786)
Total	(1,515)	(730)	(443)